ACQUISITION OF BUSINESSES - Acquisitions Completed in 2020 (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 09, 2020	Jul. 09, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jul. 08, 2020	May 27, 2020
Disclosure of detailed information about business combination [line items]
Subsidiaries, net of cash acquired			$ 242	$ (90)
Goodwill			$ 5,284		$ 5,244
IndoStar Capital Finance Ltd | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	26.00%	26.00%					31.00%
Consideration transferred	$ 19	$ 19				$ 114	$ 162
Proportion of ownership interest in subsidiary	57.00%
Proportion of voting rights held in subsidiary	57.00%
Subsidiaries, net of cash acquired		105
Proportion of economic interest held in subsidiary	20.00%
Acquisition-related costs	$ 4
Loans receivable recognised as of acquisition date	1,112	1,112
Cash and cash equivalents	78	78
Financial assets	227	227
Identifiable intangible assets recognised as of acquisition date	20	20
Net other assets recognised as of acquisition date	30	30
Borrowings recognised as of acquisition date	988	988
Goodwill	29	29
Non-controlling interest in acquiree recognised at acquisition date	$ 403	$ 403
Revenue of acquiree since acquisition date					86
Profit of acquiree since acquisition date					3
Revenue of acquiree as if combination occurred at beginning of period					175
Profit of acquirees as if combination occurred at beginning of period					$ (7)